Taxation - Summary of Operating Loss Carry Forward (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Taxation
Operating loss carryforwards	¥ 116,862	¥ 108,601
Loss expiring in 2024
Taxation
Operating loss carryforwards	14,186
Loss expiring in 2025
Taxation
Operating loss carryforwards	18,968
Loss expiring in 2026
Taxation
Operating loss carryforwards	42,858
Loss expiring in 2027
Taxation
Operating loss carryforwards	28,366
Loss expiring in 2028
Taxation
Operating loss carryforwards	69,256
Loss expiring in 2029
Taxation
Operating loss carryforwards	156,879
Loss expiring in 2030
Taxation
Operating loss carryforwards	156,066
Loss expiring in 2031
Taxation
Operating loss carryforwards	207,664
Loss expiring in 2032
Taxation
Operating loss carryforwards	14,027
Loss expiring in 2033
Taxation
Operating loss carryforwards	98,722
Operating loss carry forwards
Taxation
Operating loss carryforwards	¥ 806,992